Nature of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Shareholder's Equity Resulting from Changes in its Ownership Interest

Changes in the Company’s shareholder’s equity resulting from changes in its ownership interest in TW for the years ended December 31, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
Net income (loss) attributable to TGH common shareholders	$50,378	$19,365	$(52,483)
Transfers from the noncontrolling interest:
Increase in TGH’s APIC for TW capital restructuring	780	—	—
Changes from net income (loss) attributable to TGH common shareholders and transfers from noncontrolling interest	$51,158	$19,365	$(52,483)

Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash Reported Within the Consolidated Statements

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the amounts shown in the consolidated statements of cash flows:

	2018	2017	2016
Cash and cash equivalents	$137,298	$137,894	$84,045
Restricted cash included in long-term assets	87,630	99,675	58,078
Cash, cash equivalents and restricted cash, end of period	$224,928	$237,569	$142,123

Future Minimum Lease Payments Receivable Under Long-Term Leases

The following is a schedule, by year, of future minimum lease payments receivable under the long-term leases for all container fleet as of December 31, 2018:

	Owned	Managed	Total
Year ending December 31:
2019	$303,624	$53,084	$356,708
2020	227,222	33,381	260,603
2021	174,630	23,280	197,910
2022	133,234	10,123	143,357
2023 and thereafter	258,822	23,465	282,287
Total future minimum lease payments receivable	$1,097,532	$143,333	$1,240,865

Schedule of Cost, Accumulated Depreciation and Net Book Value of the Company's Leasing Equipment by Equipment Type

The Company estimates the useful lives and residual values of its containers to be as follows:

	Effective July 1, 2018		July 1, 2017 through June 30, 2018		January 1, 2017 through June 30, 2017
	Estimated useful	Residual	Estimated useful	Residual	Estimated useful	Residual
	life (years)	Value	life (years)	Value	life (years)	Value
Dry containers other than open top and flat rack containers:
20'	13	$1,000	13	$1,000	13	$950
40'	14	$1,200	14	$1,200	14	$1,150
40' high cube	13	$1,400	13	$1,350	13	$1,300
45' high cube dry van	13	$1,500	13	$1,500	13	$1,500
Refrigerated containers:
20'	12	$2,750	12	$2,750	12	$2,750
20' high cube	12	$2,049	12	$2,049	12	$2,049
40' high cube	12	$4,000	12	$4,500	12	$4,500
Open top and flat rack containers:
20' folding flat rack	15	$1,300	15	$1,300	15	$1,300
40' folding flat rack	16	$1,700	16	$1,700	16	$1,700
20' open top	15	$1,500	15	$1,500	15	$1,500
40' open top	14	$2,500	14	$2,500	14	$2,500
Tank containers	20	10% of cost	20	10% of cost	20	10% of cost

The cost, accumulated depreciation and net book value of the Company’s container leasing equipment by equipment type as of December 31, 2018 and 2017 were as follows:

	2018			2017
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Dry containers other than open top and flat rack containers:
20'	$1,632,927	$(381,929)	$1,250,998	$1,497,557	$(347,910)	$1,149,647
40'	191,354	(69,463)	121,891	223,916	(75,610)	148,306
40' high cube	2,376,975	(540,349)	1,836,626	2,043,253	(476,238)	1,567,015
45' high cube dry van	29,305	(10,034)	19,271	29,010	(8,494)	20,516
Refrigerated containers:
20'	20,883	(6,153)	14,730	24,062	(5,394)	18,668
20' high cube	5,148	(2,714)	2,434	5,139	(2,327)	2,812
40' high cube	1,030,078	(279,661)	750,417	1,002,843	(229,465)	773,378
Open top and flat rack containers:
20' folding flat	16,641	(4,068)	12,573	16,595	(3,525)	13,070
40' folding flat	46,182	(16,052)	30,130	43,334	(14,394)	28,940
20' open top	13,152	(1,419)	11,733	10,837	(1,237)	9,600
40' open top	27,629	(5,086)	22,543	26,690	(4,469)	22,221
Tank containers	65,963	(5,293)	60,670	40,729	(3,292)	37,437
	$5,456,237	$(1,322,221)	$4,134,016	$4,963,965	$(1,172,355)	$3,791,610

Schedule of Container Impairment in Consolidated Statements of Comprehensive Income (Loss)

The Company recorded the following impairments that are included in container impairment in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
Impairment to write down the value of containers held for sale to their estimated fair value less cost to sell	$14,872	$15,475	$66,455
Impairment on containers from a bankrupt customer in 2016 and customer that became insolvent in 2015	—	—	22,961
Impairment for containers that were unlikely to be recovered from lessees in default (see Note 3 "Insurance Receivable and Impairment")	12,980	3,822	5,207
Reversal of previously recorded impairments on containers held for sale due to rising used container prices during the year	(1,077)	(11,225)	—
Container impairment	$26,775	$8,072	$94,623

Net Gain on Sale of Owned Fleet Containers

During the years ended December 31, 2018, 2017 and 2016, the Company recorded the following net gain on sale of containers, included in gain on sale of owned fleet containers, net in the consolidated statements of comprehensive income (loss):

	2018		2017		2016
	Units	Amount	Units	Amount	Units	Amount
Gain on sale of previously written down owned fleet containers, net	28,291	$14,563	56,862	$18,662	118,071	$9,151
Gain (loss) on sale of owned fleet containers not written down, net	79,119	21,508	55,505	7,548	20,319	(2,390)
Gain on sale of owned fleet containers, net	107,410	$36,071	112,367	$26,210	138,390	$6,761

Schedule of Concentration Risk of Lease Rental Income/Gross Accounts Receivable	Company’s lease rental income from its owned fleet during the years ended December 31, 2018, 2017 and 2016, as well, there is no other single lessee that accounted for more than 10% of the Company’s gross accounts receivable as of December 31, 2018 and 2017:
Lease Rental Income - owned fleet	2018	2017	2016
Customer A	14.0%	14.4%	12.0%
Customer B	13.4%	13.6%	14.0%

Schedule of Concentration Risk of Total Fleet Lease Rental Income	Except for the lessees noted in the table below, no other single lessee accounted for more than 10% of the Company’s total fleet lease rental income in 2018, 2017 and 2016:

Total Fleet Lease Rental Income	2018	2017	2016
Customer A	13.7%	14.6%	12.9%
Customer B	13.4%	13.9%	14.6%

Customers in Countries Outside of U.S. Made up Greater Than 10% of Total Fleet Container Lease Billings	Except for the countries outside of the U.S. noted in the table below, customers in no other single country made up greater than 10% of the Company’s total fleet container lease billings during 2018, 2017 and 2016.

Country	2018	2017	2016
People's Republic of China	15.0%	14.4%	14.1%
Taiwan	14.6%	13.9%	12.2%
Switzerland	14.1%	15.1%	13.4%
France	13.8%	14.4%	15.3%
Singapore	10.5%	10.9%	8.7%

Reconciliation of Numerator and Denominator of Basic Earnings Per Share ("EPS") With That of Diluted EPS	A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS during 2018, 2017 and 2016 is presented as follows:

Share amounts in thousands	2018	2017	2016
Numerator:
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders	$50,378	$19,365	$(52,483)
Denominator:
Weighted average common shares outstanding-- basic	57,200	56,845	56,608
Dilutive share options and restricted share units	287	314	—
Weighted average common shares outstanding-- diluted	57,487	57,159	56,608
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders per common share
Basic	$0.88	$0.34	$(0.93)
Diluted	$0.88	$0.34	$(0.93)

Anti-dilutive share options and restricted share units, excluded from the computation of diluted EPS because they were anti-dilutive	1,232	1,164	1,361

Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 and 2017:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
December 31, 2018
Assets
Interest rate swaps, collars and caps	$—	$5,555	$—
Total	$—	$5,555	$—
Liabilities
Interest rate swaps, collars and caps	$—	$3,639	$—
Total	$—	$3,639	$—
December 31, 2017
Assets
Interest rate swaps, collars and caps	$—	$7,787	$—
Total	$—	$7,787	$—
Liabilities
Interest rate swaps, collars and caps	$—	$81	$—
Total	$—	$81	$—

Summary of Assets Measured at Fair Value on Non-Recurring Basis

The following table summarizes the Company’s assets measured at fair value on a non-recurring basis as of December 31, 2018 and 2017:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Years Ended December 31, 2018 and 2017
	(Level 1)	(Level 2)	(Level 3)	Total Impairments (2)
December 31, 2018
Assets
Containers held for sale (1)	$—	$10,898	$—	$14,872
Total	$—	$10,898	$—	$14,872
December 31, 2017
Assets
Containers held for sale (1)	$—	$8,984	$—	$15,475
Total	$—	$8,984	$—	$15,475

Accounts Receivable
Schedule of Concentration Risk of Lease Rental Income/Gross Accounts Receivable
Gross Accounts Receivable	2018	2017
Customer B	21.3%	12.9%
Customer A	10.7%	13.1%